Expense Example	May 14, 2026 USD ($)
Virtus Zevenbergen Innovative Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,011
Virtus Zevenbergen Discovery Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,011